(212) 318-6615
mylenelerohellec@paulhastings.com

May 1, 2002                                                                                       42937.00194

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Tax Exempt Securities Trust, Intermediate Term Trust 46, National
Trust	301 (Insured), National Trust 302, Florida Trust 114 and
New	York Trust 207
Rule	497(j)
(Nos.	333-83314, 333-83590, 333-83592, 333-83858 and 333-83864)

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the form of prospectus contained in the amendment to the registration statement on Form S-6 for the above-captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post-Effective Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on April 30, 2002 pursuant to Rule 485(b).

Very truly yours,

/S/    MYLENE C. LEROHELLEC
Mylene C. LeRohellec
Paralegal